Stock-Based Incentive Plans - Summary of Nonvested Stock Award Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Nonvested Stock Awards outstanding, Beginning Balance	279,964	248,654	86,366
Number of Shares, Issued	122,262	60,569	218,824
Number of Shares, Vested	(135,236)	(24,959)	(21,930)
Number of Shares, Forfeited	(12,014)	(4,300)	(34,606)
Number of Shares, Nonvested Stock Awards outstanding, Ending Balance	254,976	279,964	248,654
Weighted Average Grant Date Fair Value, Nonvested Stock Awards outstanding, Beginning Balance	$ 14.98	$ 14.22	$ 15.65
Weighted Average Grant Date Fair Value, Issued	20.18	19.22	14.14
Weighted Average Grant Date Fair Value, Vested	19.96	17.53	17.05
Weighted Average Grant Date Fair Value, Forfeited	20.08	15.90	15.41
Weighted Average Grant Date Fair Value, Nonvested Stock Awards outstanding, Ending Balance	$ 20.18	$ 14.98	$ 14.22